Subsequent Events	4 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Subsequent Events
9. SUBSEQUENT EVENTS
The Company has completed an evaluation of all subsequent events through September 30, 2021, the date the condensed financial statements were available to be issued, to ensure that these financial statements include appropriate disclosure of events both recognized in the condensed financial statements and events which occurred but were not recognized in the condensed financial statements. The Company is not aware of any subsequent events that would require recognition or disclosure in the financial statements, other than as described below.
On September 30, 2021, the Company consummated the Merger with dMY resulting in net proceeds of approximately $558.0 million, inclusive of $345.0 million in gross proceeds from the PIPE Investors. Upon the Closing, the stockholders of the Company, including the common and preferred shareholders, received approximately 121 million shares of common stock of the combined company, representing 63% ownership interest of the combined company. As a result, the Company expects that the Merger will be accounted for as a reverse recapitalization with IonQ being identified as the accounting acquirer.

15. SUBSEQUENT EVENTS
The Company has completed an evaluation of all subsequent events through March 22, 2021, the date the financial statements were available to be issued, to ensure that these financial statements include appropriate disclosure of events both recognized in the financial statements and events which occurred but were not recognized in the financial statements. Except as described below, the Company has concluded that no subsequent event has occurred that requires disclosure.
Agreement with UMD
On February 4, 2021, the Company and UMD amended the UMD Option Agreement to provide for the issuance of the remaining shares under the Agreement of 31,765 shares of common stock to UMD as a nonrefundable upfront payment in exchange for research and development services by UMD whereby the Company will obtain rights to any potential future intellectual property developed during the term. The amendment further clarifies that the exit guarantee is not applicable in the event a merger occurs with a special purpose acquisition company. The Company has not finalized the valuation of the shares of common stock issued to UMD.
Merger Agreement
On March 7, 2021, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with dMY Technology Group, Inc. III (“dMY”) and Ion Trap Acquisition Inc. (“Merger Sub”), a Delaware corporation and a direct, wholly owned subsidiary of dMY. Pursuant to the Merger Agreement, the Merger Sub will merge with and into the Company (the “Merger”), with the Company continuing as the surviving entity in the Merger and, after giving effect to the Merger, becoming a wholly owned subsidiary of dMY. dMY will be renamed IonQ, Inc. The consummation of the Merger is subject to the satisfaction or waiver of certain closing conditions contained in the Merger Agreement. The transaction is estimated to provide $650.0 million of gross proceeds, including $350.0 million fully committed private placement of common stock at $10.00 per share, as described below.
Concurrently with the execution of the Merger Agreement, dMY entered into subscription agreements with certain investors (collectively, the “PIPE Investors”) pursuant to which, on the terms and subject to the conditions therein, the PIPE Investors have collectively subscribed for 35.0 million shares of common stock for an aggregate purchase price equal to $350.0 million (the “PIPE Investment”). The PIPE Investment will be consummated substantially concurrently with the closing, subject to the terms and conditions contemplated by the subscription agreements.

DMY TECHNOLOGY GROUP, INC. III [Member]
Subsequent Event [Line Items]
Subsequent Events
Note 9—Subsequent Events
On December 21, 2020, the Company repaid approximately $90,000 of the outstanding Note balance.
On January 12, 2021, the Company, the Sponsor accepted service of a lawsuit where they are named as Counterclaim Defendants in an underlying action by and between GTY Technology Holdings, Inc. (“GTY”), dMY Technology Holdings Inc., dMY Sponsor, LLC, dMY Sponsor II, LLC, dMY Technology Group Inc. II, the Company and the Sponsor (collectively “dMY”) and Carter Glatt (“Glatt”) and Captains Neck Holdings LLC (“Captains Neck”). The Underlying Lawsuit seeks a declaratory judgment that Glatt and Captains Neck are not entitled to Class Y Units of dMY Sponsor LLC and contains claims arising from Glatt’s termination of employment from GTY on or about April 3, 2020 including theft and misappropriation of confidential GTY information, breach of contract, breach of the duties of loyalty and fiduciary duty and conversion. Glatt has, among other things, responded to the Underlying Lawsuit by adding members of the Sponsor and officers of the Company as Counterclaim Defendants and adding Dune Acquisition Holdings LLC, a newly formed special purpose acquisition company as a Counterclaimant and asserting claims for breach of contract, fraudulent misrepresentation, negligent misrepresentation, tortious interference with business relations, quantum meruit and unjust enrichment. The Company has never employed Glatt and has no business agreements with him. The Company has denied the claims against them and management intends to vigorously defend the Company.
On March 7, 2021, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Ion Trap Acquisition Inc., a Delaware corporation and a direct, newly formed wholly owned subsidiary of the Company (“Merger Sub”) and IonQ, Inc., a Delaware corporation (“IonQ”). Pursuant to the Merger Agreement, at the Effective Time, and in accordance with the Delaware General Corporation Law, as amended, Merger Sub will merge with and into IonQ (the “Merger”), with IonQ continuing as the surviving entity in the Merger and, after giving effect to the Merger, becoming a wholly owned subsidiary of the Company. See the Current Report on Form 8-K, filed with the SEC on March 7, 2021, for further information.
On March 7, 2021, concurrently with the execution of the Merger Agreement, the Company entered into subscription agreements with certain investors (collectively, the “PIPE Investors”), pursuant to, and on the terms and subject to the conditions of which, the PIPE Investors have collectively subscribed for 35,000,000 shares of the Company’s Class A common stock for an aggregate purchase price equal to $350,000,000. See the Current Report on Form 8-K, filed with the SEC on March 7, 2021, for further information.
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were available to be issued, and determined that there have been no events that have occurred that would require adjustments to the disclosures in the financial statements.

Note 9 - Subsequent Events
The Company evaluated subsequent events and transactions that occurred after June 30, 2021 up to the date that the unaudited condensed consolidated financial statements were available to be issued, and determined that there have been no other events that have occurred that would require adjustments to the disclosures in the unaudited condensed consolidated financial statements.